Form N-1A Supplement	Jun. 30, 2026
Campbell Systematic Macro Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

Campbell Systematic Macro Fund (the “Fund”)

Supplement dated June 30, 2026

to the Prospectus dated December 31, 2025

1. Effective as of July 1, 2026, Campbell & Company Investment Adviser LLC, the investment adviser to the Fund, has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding brokerage commissions, extraordinary items, interest or taxes) to 2.00%, 1.75%, and 2.75% of the Fund’s average daily net assets for Class A Shares, Class I Shares, and Class C Shares, respectively. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. All references with respect to the Fund’s contractual expense cap in the Fund’s Prospectus and Statement of Additional Information are revised accordingly.

In addition, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Expenses and Fees” of the Prospectus are hereby deleted and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you invest at least $25,000 in Class A Shares of the Fund. More information about these discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information – Sales Charges” and in the section of the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information – Reducing or Eliminating the Front End Sales Charge.” Financial Intermediaries may impose different sales charge waivers for Class A Shares, and these variations are described in the section of this Prospectus entitled “Shareholder – Information – Sales Charges”.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)(1)	None	None	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.64%	1.64%	1.64%
Distribution and/or Service (12b-1) Fees(2)	0.25%	None	1.00%
Other Expenses(3)	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	2.10%	1.85%	2.85%
Fee Waivers and/or Expense Reimbursements(4)	-0.10%	-0.10%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver	2.00%	1.75%	2.75%
(1)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of Class C Shares.
(2)	The Fund has adopted a distribution plan for Class A Shares and Class C Shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”) that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund’s Class A Shares and payments of up to 1.00% as a percentage of average daily net assets of the Fund’s Class C Shares.
(3)	“Other Expenses” includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.
(4)	Effective July 1, 2026, Campbell & Company Investment Adviser LLC ("Campbell" or the "Adviser") has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 1.75%, and 2.75% of the Fund’s average daily net assets for Class A Shares, Class I Shares, and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.00%, 1.75%, and 2.75%, as applicable: brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total Annual Fund Operating Expenses (not including brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.00%, 1.75%, and 2.75%, as applicable, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement and the expense limitations that are currently in effect.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares, Class I Shares or Class C Shares in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$546	$976	$1,430	$2,688
Class I Shares	$178	$572	$991	$2,161
Class C Shares (with redemption at end of period)	$378	$874	$1,495	$3,169

Class C Shares (without redemption at end of period)	$278	$874	$1,495	$3,169

If you have any questions, please call the Fund at 1-844-261-6488.

Investors should retain this supplement for future reference.